Credit Facilities	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Credit Facilities
10.	CREDIT FACILITIES

(a)	Revolving Credit Facility

On February 24, 2014, Oyu Tolgoi signed an unsecured $200.0 million revolving credit facility with two banks. Amounts drawn under the credit facility were required to be used by Oyu Tolgoi for working capital purposes. The revolving credit facility bore interest at a fixed margin over LIBOR on any drawn amounts together with a utilization fee which varied according to the utilized portion of the facility, and a commitment fee on undrawn amounts. The revolving credit facility matured on February 24, 2015, being the earlier of the contractual maturity date and incurrence of certain other indebtedness.

During 2014, $90.0 million was drawn down on the revolving credit facility with $0.8 million of interest being incurred and $90.0 million of principal and $0.8 million of interest was repaid.

On March 19, 2015, Oyu Tolgoi signed a secured $200.0 million revolving credit facility with five banks, replacing the unsecured facility described above. Amounts drawn under the facility are required to be used by Oyu Tolgoi for working capital purposes. The credit facility bears interest at a fixed margin over LIBOR on any drawn amounts together with a utilization fee which varies according to the utilized portion of the facility, and a commitment fee on undrawn amounts. The revolving credit facility matures on March 19, 2016.

(b)	Concentrate Prepayment Facility

On February 20, 2014, Oyu Tolgoi signed a $126.0 million non-revolving copper-gold concentrate prepayment agreement with one of its customers whereby Oyu Tolgoi could request the customer to prepay up to 80% of the provisional value of copper-gold concentrate produced for that customer but not yet delivered pursuant to a sales contract. Amounts prepaid by the customer bear interest at a fixed margin over LIBOR and are required to be used for Oyu Tolgoi’s working capital and general corporate purposes.

During 2014, a total of $53.8 million was prepaid by the customer to Oyu Tolgoi under the prepayment agreement with $0.7 million of interest being incurred and $53.8 million offset against amounts invoiced to the customer. The facility has not been renewed and at December 31, 2014 no further prepayments had been received on the existing agreements.